Significant subsidiaries and equity method investments	12 Months Ended
Dec. 31, 2018
Significant subsidiaries and equity method investments
40 Significant subsidiaries and equity method investments
Significant subsidiaries
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
End of 2018
Credit Suisse Group AG
Credit Suisse AG	Zurich, Switzerland	CHF	4,399.7	100
Credit Suisse Insurance Linked Strategies Ltd	Zurich, Switzerland	CHF	0.2	100
Credit Suisse (Poland) SP. z o.o	Warsaw, Poland	PLN	20.0	100
Credit Suisse Services AG	Zurich, Switzerland	CHF	1.0	100
Credit Suisse Trust AG	Zurich, Switzerland	CHF	5.0	100
Credit Suisse Trust Holdings Limited	St. Peter Port, Guernsey	GBP	2.0	100
CS LP Holding AG	Zug, Switzerland	CHF	0.1	100
Inreska Limited	St. Peter Port, Guernsey	GBP	3.0	100
Savoy Hotel Baur en Ville AG	Zurich, Switzerland	CHF	7.5	88
Credit Suisse AG
Alpine Securitization LTD	George Town, Cayman Islands	USD	0.0	100
Asset Management Finance LLC	Wilmington, United States	USD	167.8	100
Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6	100
Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7	100
Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8	100
BANK-now AG	Horgen, Switzerland	CHF	30.0	100
Boston Re Ltd.	Hamilton, Bermuda	USD	2.0	100
Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.0	100
Column Financial, Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1	100
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4	100
Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0	100
Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	13,758.0	100
Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	170.0	100
Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	230.9	100
Credit Suisse (Qatar) LLC	Doha, Qatar	USD	29.0	100
Credit Suisse (Schweiz) AG	Zurich, Switzerland	CHF	100.0	100
Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3	100
Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2	100
Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2	100
Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1	100
Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0	100
Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1	100
Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0	100
Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,086.8	100
Credit Suisse Atlas I Investments (Luxembourg) S.à.r.l.	Luxembourg, Luxembourg	USD	0.0	100
Credit Suisse Brazil (Bahamas) Limited	Nassau, Bahamas	USD	70.0	100
Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0	100
Credit Suisse Capital LLC	Wilmington, United States	USD	937.6	100
Credit Suisse Energy LLC	Wilmington, United States	USD	0.0	100
Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5	100
Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1	100
Credit Suisse First Boston (Latam Holdings) LLC	George Town, Cayman Islands	USD	23.8	100
Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0	100
Significant subsidiaries (continued)
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6	100
Credit Suisse First Boston Next Fund, Inc.	Wilmington, United States	USD	10.0	100
Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3	100
Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5	100
Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0	100
Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	100.0	100
Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6	100
Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6	100
Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0	100
Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	550.0	100
Credit Suisse International	London, United Kingdom	USD	12,366.1	100	[1]
Credit Suisse InvestLab AG	Zurich, Switzerland	CHF	1.0	100
Credit Suisse Istanbul Menkul Degerler A.S.	Istanbul, Turkey	TRY	6.8	100
Credit Suisse Leasing 92A, L.P.	Wilmington, United States	USD	43.9	100
Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0	100
Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0	100
Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0	100
Credit Suisse Management LLC	Wilmington, United States	USD	896.4	100
Credit Suisse Prime Securities Services (USA) LLC	Wilmington, United States	USD	263.3	100
Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2	100
Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0	100
Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	625.0	100
Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4	100
Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,859.3	100
Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	2,080.9	100
Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.7	100
Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0	100
Credit Suisse Securities (Johannesburg) Proprietary Limited	Johannesburg, South Africa	ZAR	0.0	100
Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0	100
Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1	100
Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0	100
Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0	100
Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	1,131.7	100
Credit Suisse Services (India) Private Limited	Pune, India	INR	0.1	100
Credit Suisse Services (USA) LLC	Wilmington, United States	USD	0.0	100
CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1	100
CSAM Americas Holding Corp.	Wilmington, United States	USD	0.0	100
DLJ Merchant Banking Funding, Inc	Wilmington, United States	USD	0.0	100
DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0	100
Fides Treasury Services AG	Zurich, Switzerland	CHF	2.0	100
JSC "Bank Credit Suisse (Moscow)"	Moscow, Russia	USD	37.8	100
Lime Residential Ltd	Nassau, Bahamas	USD	100.0	100
Merban Equity AG	Zug, Switzerland	CHF	0.1	100
Merchant Holding, LLC	Wilmington, United States	USD	0.0	100
Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1	100
Solar Investco II Ltd.	George Town, Cayman Islands	USD	0.0	100
SPS Holding Corporation	Wilmington, United States	USD	0.0	100
SVC - AG für KMU Risikokapital	Zurich, Switzerland	CHF	15.0	100
PT Credit Suisse Sekuritas Indonesia	Jakarta, Indonesia	IDR	235,000.0	99
Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1	98
1 98% of voting rights and 98% of equity interest held by Credit Suisse AG.
Significant equity method investments
Company name	Domicile	Equity interest in %

Credit Suisse Group AG
Credit Suisse Group Finance (Guernsey) Limited	St. Peter Port, Guernsey	100	[1]
Credit Suisse Group Funding (Guernsey) Limited	St. Peter Port, Guernsey	100	[1]
SECB Swiss Euro Clearing Bank GmbH [2]	Frankfurt, Germany	25
Credit Suisse AG
Swisscard AECS GmbH	Horgen, Switzerland	50
Credit Suisse Founder Securities Limited	Beijing, China	33
E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia	23
ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China	20
York Capital Management Global Advisors, LLC	New York, United States	5	[3]
Holding Verde Empreendimentos e Participações S.A.	São Paulo, Brazil	0	[3]
1 Deconsolidated under US GAAP as the Group is not the primary beneficiary.
2 Sold on January 31, 2019.
3 The Group holds a significant noncontrolling interest.

Bank
Significant subsidiaries and equity method investments
39 Significant subsidiaries and equity method investments
Significant subsidiaries
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
End of 2018
Credit Suisse AG
Alpine Securitization LTD	George Town, Cayman Islands	USD	0.0	100
Asset Management Finance LLC	Wilmington, United States	USD	167.8	100
Banco Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	53.6	100
Banco Credit Suisse (México), S.A.	Mexico City, Mexico	MXN	1,716.7	100
Banco de Investimentos Credit Suisse (Brasil) S.A.	São Paulo, Brazil	BRL	164.8	100
BANK-now AG	Horgen, Switzerland	CHF	30.0	100
Boston Re Ltd.	Hamilton, Bermuda	USD	2.0	100
Casa de Bolsa Credit Suisse (México), S.A. de C.V.	Mexico City, Mexico	MXN	274.0	100
Column Financial, Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse (Australia) Limited	Sydney, Australia	AUD	34.1	100
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliários	São Paulo, Brazil	BRL	98.4	100
Credit Suisse (Deutschland) Aktiengesellschaft	Frankfurt, Germany	EUR	130.0	100
Credit Suisse (Hong Kong) Limited	Hong Kong, China	HKD	13,758.0	100
Credit Suisse (Italy) S.p.A.	Milan, Italy	EUR	170.0	100
Credit Suisse (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	230.9	100
Credit Suisse (Qatar) LLC	Doha, Qatar	USD	29.0	100
Credit Suisse (Schweiz) AG	Zurich, Switzerland	CHF	100.0	100
Credit Suisse (Singapore) Limited	Singapore, Singapore	SGD	743.3	100
Credit Suisse (UK) Limited	London, United Kingdom	GBP	245.2	100
Credit Suisse (USA), Inc.	Wilmington, United States	USD	0.0	100
Credit Suisse Asset Management (UK) Holding Limited	London, United Kingdom	GBP	144.2	100
Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH	Frankfurt, Germany	EUR	6.1	100
Credit Suisse Asset Management International Holding Ltd	Zurich, Switzerland	CHF	20.0	100
Credit Suisse Asset Management Investments Ltd	Zurich, Switzerland	CHF	0.1	100
Credit Suisse Asset Management Limited	London, United Kingdom	GBP	45.0	100
Credit Suisse Asset Management, LLC	Wilmington, United States	USD	1,086.8	100
Credit Suisse Atlas I Investments (Luxembourg) S.à.r.l.	Luxembourg, Luxembourg	USD	0.0	100
Credit Suisse Brazil (Bahamas) Limited	Nassau, Bahamas	USD	70.0	100
Credit Suisse Business Analytics (India) Private Limited	Mumbai, India	INR	40.0	100
Credit Suisse Capital LLC	Wilmington, United States	USD	937.6	100
Credit Suisse Energy LLC	Wilmington, United States	USD	0.0	100
Credit Suisse Equities (Australia) Limited	Sydney, Australia	AUD	62.5	100
Credit Suisse Finance (India) Private Limited	Mumbai, India	INR	1,050.1	100
Credit Suisse First Boston (Latam Holdings) LLC	George Town, Cayman Islands	USD	23.8	100
Credit Suisse First Boston Finance B.V.	Amsterdam, The Netherlands	EUR	0.0	100
Credit Suisse First Boston Mortgage Capital LLC	Wilmington, United States	USD	356.6	100
Credit Suisse First Boston Next Fund, Inc.	Wilmington, United States	USD	10.0	100
Credit Suisse Fund Management S.A.	Luxembourg, Luxembourg	CHF	0.3	100
Significant subsidiaries (continued)
Company name	Domicile	Currency	Nominal capital in million	Equity interest in %
Credit Suisse Fund Services (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	1.5	100
Credit Suisse Funds AG	Zurich, Switzerland	CHF	7.0	100
Credit Suisse Group Finance (U.S.) Inc.	Wilmington, United States	USD	100.0	100
Credit Suisse Hedging-Griffo Corretora de Valores S.A.	São Paulo, Brazil	BRL	29.6	100
Credit Suisse Holding Europe (Luxembourg) S.A.	Luxembourg, Luxembourg	CHF	32.6	100
Credit Suisse Holdings (Australia) Limited	Sydney, Australia	AUD	3.0	100
Credit Suisse Holdings (USA), Inc.	Wilmington, United States	USD	550.0	100
Credit Suisse InvestLab AG	Zurich, Switzerland	CHF	1.0	100
Credit Suisse Istanbul Menkul Degerler A.S.	Istanbul, Turkey	TRY	6.8	100
Credit Suisse Leasing 92A, L.P.	Wilmington, United States	USD	43.9	100
Credit Suisse Life & Pensions AG	Vaduz, Liechtenstein	CHF	15.0	100
Credit Suisse Life (Bermuda) Ltd.	Hamilton, Bermuda	USD	1.0	100
Credit Suisse Loan Funding LLC	Wilmington, United States	USD	0.0	100
Credit Suisse Management LLC	Wilmington, United States	USD	896.4	100
Credit Suisse Prime Securities Services (USA) LLC	Wilmington, United States	USD	263.3	100
Credit Suisse Private Equity, LLC	Wilmington, United States	USD	42.2	100
Credit Suisse PSL GmbH	Zurich, Switzerland	CHF	0.0	100
Credit Suisse Saudi Arabia	Riyadh, Saudi Arabia	SAR	625.0	100
Credit Suisse Securities (Canada), Inc.	Toronto, Canada	CAD	3.4	100
Credit Suisse Securities (Europe) Limited	London, United Kingdom	USD	3,859.3	100
Credit Suisse Securities (Hong Kong) Limited	Hong Kong, China	HKD	2,080.9	100
Credit Suisse Securities (India) Private Limited	Mumbai, India	INR	2,214.7	100
Credit Suisse Securities (Japan) Limited	Tokyo, Japan	JPY	78,100.0	100
Credit Suisse Securities (Johannesburg) Proprietary Limited	Johannesburg, South Africa	ZAR	0.0	100
Credit Suisse Securities (Malaysia) Sdn. Bhd.	Kuala Lumpur, Malaysia	MYR	100.0	100
Credit Suisse Securities (Moscow)	Moscow, Russia	RUB	97.1	100
Credit Suisse Securities (Singapore) Pte Limited	Singapore, Singapore	SGD	30.0	100
Credit Suisse Securities (Thailand) Limited	Bangkok, Thailand	THB	500.0	100
Credit Suisse Securities (USA) LLC	Wilmington, United States	USD	1,131.7	100
Credit Suisse Services (India) Private Limited	Pune, India	INR	0.1	100
Credit Suisse Services (USA) LLC	Wilmington, United States	USD	0.0	100
CS Non-Traditional Products Ltd.	Nassau, Bahamas	USD	0.1	100
CSAM Americas Holding Corp.	Wilmington, United States	USD	0.0	100
DLJ Merchant Banking Funding, Inc	Wilmington, United States	USD	0.0	100
DLJ Mortgage Capital, Inc.	Wilmington, United States	USD	0.0	100
Fides Treasury Services AG	Zurich, Switzerland	CHF	2.0	100
JSC "Bank Credit Suisse (Moscow)"	Moscow, Russia	USD	37.8	100
Lime Residential Ltd	Nassau, Bahamas	USD	100.0	100
Merban Equity AG	Zug, Switzerland	CHF	0.1	100
Merchant Holding, LLC	Wilmington, United States	USD	0.0	100
Neue Aargauer Bank AG	Aarau, Switzerland	CHF	134.1	100
Solar Investco II Ltd.	George Town, Cayman Islands	USD	0.0	100
SPS Holding Corporation	Wilmington, United States	USD	0.0	100
SVC - AG für KMU Risikokapital	Zurich, Switzerland	CHF	15.0	100
PT Credit Suisse Sekuritas Indonesia	Jakarta, Indonesia	IDR	235,000.0	99
Credit Suisse Hypotheken AG	Zurich, Switzerland	CHF	0.1	98
Credit Suisse International	London, United Kingdom	USD	12,366.1	98	[1]
1 Remaining 2% held directly by Credit Suisse Group AG. 98% of voting rights and 98% of equity interest held by Credit Suisse AG.
Significant equity method investments
Company name	Domicile	Equity interest in %
End of 2018
Credit Suisse AG
Swisscard AECS GmbH	Horgen, Switzerland	50
Credit Suisse Founder Securities Limited	Beijing, China	33
E.L. & C. Baillieu Stockbroking (Holdings) Pty Ltd	Melbourne, Australia	23
ICBC Credit Suisse Asset Management Co., Ltd.	Beijing, China	20
York Capital Management Global Advisors, LLC	New York, United States	5	[1]
Holding Verde Empreendimentos e Participações S.A.	São Paulo, Brazil	0	[1]
1 The Bank holds a significant noncontrolling interest.